Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Net earnings	$ 2,733	$ 2,184	$ 2,066
Other comprehensive income (loss), net of tax:
Foreign currency translation	(794)	(344)	32
Pension and postretirement	(206)	(54)	521
Cash flow hedges	(43)	1	(17)
Total other comprehensive income (loss)	(1,043)	(397)	536
Comprehensive income	1,690	1,787	2,602
Less: Noncontrolling interests in comprehensive income of subsidiaries	22	34	56
Comprehensive income common stockholders	$ 1,668	$ 1,753	$ 2,546